UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2009 (Unaudited)

DWS Strategic High Yield Tax Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 93.2%
Alabama 0.4%
Camden, AL, Industrial Development Board Revenue, Weyerhaeuser, Series A, Prerefunded, 6.125%, 12/1/2024	1,000,000	1,175,570
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	1,350,660
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	2,000,000	1,254,860

		3,781,090
Arizona 1.4%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	2,923,000
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:

Series A, 5.0%, 7/1/2022 (a)	3,570,000	3,732,471
Series A, 5.0%, 7/1/2023 (a)	2,540,000	2,631,948
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power, Series A, 6.375%, 9/1/2029	5,000,000	4,303,900

		13,591,319
California 3.2%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, 5.5%, 4/1/2043	10,000,000	10,104,900
California, Housing Finance Agency Revenue, Home Mortgage, Series C, AMT, 1.3% **, 8/1/2037	4,000,000	4,000,000
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	3,825,300
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/2047	1,665,000	1,003,728
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	481,604
Los Angeles County, CA, Public Works Financing Authority Lease Revenue, Master Project, Series A, 5.0%, 12/1/2017 (b)	5,310,000	5,428,147
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	6,035,000	4,605,731
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, Series A, AMT, 7.375%, 9/1/2027	890,000	732,933

		30,182,343
Colorado 4.9%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024 (b)	3,500,000	2,949,450
Colorado, Health Facilities Authority Revenue, Adventist Health Sunbelt, Series D, 5.125%, 11/15/2029	8,000,000	6,928,240
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	7,128,372
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	1,620,460
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	6,365,000	5,254,626
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, Prerefunded, 7.125%, 6/15/2041 (a)	7,960,000	8,510,912
Denver, CO, Airport Revenue, Series D, AMT, 7.75%, 11/15/2013	7,480,000	8,122,158
Denver, CO, City & County Single Family Mortgage Revenue, Metro Mayors Caucus, AMT, 5.25%, 11/1/2040	3,846,150	3,562,343
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,121,525

		46,198,086
Connecticut 1.5%
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	1,456,230
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031	7,295,000	4,323,965
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010	2,000,000	1,714,800
Series B, 144A, Zero Coupon, 9/1/2011	2,000,000	1,568,160
Series B, 144A, Zero Coupon, 9/1/2012	2,000,000	1,411,540
Series B, 144A, Zero Coupon, 9/1/2013	2,000,000	1,264,540
Series B, 144A, Zero Coupon, 9/1/2014	2,000,000	1,133,420
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A, 5.7%, 9/1/2012	1,000,000	863,440

		13,736,095
Delaware 0.1%
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series A, 6.0%, 1/1/2035	1,000,000	616,820

District of Columbia 1.0%
District of Columbia, Metropolitan Airport Authority System, Series B, AMT, 5.0%, 10/1/2023 (a) (b)	10,000,000	9,342,200
Florida 8.0%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	445,000	348,524
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	4,270,000	3,003,390
Florida, Main Street Community Development District, Capital Improvement Revenue, Series A, 144A, 6.8%, 5/1/2038	3,000,000	1,889,490
Florida, Special Assessment Revenue, East Park Community Development District, Series A, 7.5%, 5/1/2039	1,750,000	1,315,125
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	18,910,000	10,061,444
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	960,242
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	34,782
Series G, 5.125%, 11/15/2021	1,930,000	1,876,288
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	81,158
Series G, 5.125%, 11/15/2022	2,205,000	2,103,438
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	86,955
Series G, 5.125%, 11/15/2023	2,245,000	2,104,620
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	208,692
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, 5.625%, 8/15/2029	13,125,000	9,877,350
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	8,100,000	5,237,136
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	3,811,200
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	606,400
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,116,894
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027 (b)	2,500,000	2,115,550
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	5,877,520
Series A, 144A, 5.75%, 10/1/2022	9,500,000	7,368,865
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2025 (b)	3,745,000	3,777,806
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2023	5,000,000	4,788,750
5.0%, 8/15/2024	1,000,000	946,850
5.0%, 8/15/2025	5,000,000	4,677,400

		75,275,869
Georgia 2.1%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,187,960
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	690,985
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	4,791,435
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019 (a)	10,000,000	8,592,900
Series A, 5.5%, 9/15/2024	2,440,000	1,880,947
Georgia, Municipal Electric Authority, Power Revenue:
Series Z, ETM, 5.5%, 1/1/2012	80,000	85,103
Series 2005-Z, 5.5%, 1/1/2012	1,295,000	1,394,847

		19,624,177
Guam 0.1%
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,173,770
Hawaii 0.8%
Hawaii, State Department Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series B, AMT, 4.6%, 5/1/2026 (b)	11,790,000	7,877,489
Illinois 3.3%
Aurora, IL, Single Family Mortgage Revenue, Series C, AMT, 5.5%, 6/1/2045	6,672,980	6,559,339
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029 (b)	175,000	177,601
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	9,500,000	6,429,220
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	5,000,000	2,787,750
Illinois, Finance Authority Revenue, Monarch Landing, Inc. Facilities:
Series A, 7.0%, 12/1/2027	5,000,000	3,694,300
Series A, 7.0%, 12/1/2037	5,000,000	3,421,650
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028 (b)	1,250,000	1,092,712
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	851,314
Series A, 5.875%, 2/15/2038	500,000	300,150
Illinois, Municipal Electric Agency, Power Supply Revenue:
Series A, 5.25%, 2/1/2023 (b)	3,500,000	3,637,795
Series A, 5.25%, 2/1/2024 (b)	2,500,000	2,576,700

		31,528,531
Indiana 0.7%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,343,475
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	650,610
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	2,300,000	1,545,761
North Manchester, IN, Senior Care Revenue, 7.25%, 7/1/2033	3,000,000	2,234,040
St. Joseph County, IN, Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A, 6.0%, 5/15/2026	235,000	172,772
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.5%, 9/1/2027	1,000,000	698,000

		6,644,658
Iowa 1.0%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	882,670
6.0%, 6/1/2039	2,000,000	1,737,360
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	5,335,000	3,481,194
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	3,682,500

		9,783,724
Kansas 1.8%
Overland Park, KS, Industrial Development Revenue, Series A, Prerefunded, 7.375%, 1/1/2032	8,000,000	8,842,240
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,252,433
Series 3, 5.625%, 11/15/2031	3,750,000	3,538,763
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	3,600,000	3,132,216

		16,765,652

Kentucky 0.6%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare, Series A, 6.625%, 10/1/2028	1,195,000	1,081,057
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033 (b)	3,635,000	3,725,402
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	762,050

		5,568,509
Louisiana 1.8%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project, Series A, AMT, 5.75%, 9/1/2031	5,000,000	3,067,300
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	3,980,700
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	14,000,000	10,331,020

		17,379,020
Maryland 2.4%
Anne Arundel County, MD, General Obligation, National Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028 (a)	1,933,000	2,112,170
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	7,000,000	3,575,040
Series B, 5.25%, 12/1/2031	2,400,000	1,269,672
Maryland, State Health & Higher Educational Facilities Authority Revenue, King Farm Presbyterian Community, Series B, 4.75%, 1/1/2013	5,000,000	4,502,800
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, Series A, 5.0%, 7/1/2037	5,005,000	3,585,982
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,086,424
6.0%, 1/1/2028	6,100,000	5,186,647

		22,318,735
Massachusetts 5.0%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT:
6.5%, 9/1/2035	8,935,000	5,850,817
8.0%, 9/1/2035	970,000	661,637
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, 6.25%, 7/1/2022	1,750,000	1,507,135
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015	3,400,000	4,160,716
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Partners Healthcare System, Series B, 5.125%, 7/1/2019	1,185,000	1,199,919
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,750,000	2,861,250
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023	2,000,000	2,544,060
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	5,374,653
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.75%, 11/15/2035	2,300,000	1,311,966
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,182,525
Series E-1, 5.125%, 7/1/2038	1,500,000	1,108,155
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	5,090,000	5,104,354
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:

Series E, 5.0%, 7/15/2022	2,250,000	1,556,933
Series E, 5.0%, 7/15/2032	3,250,000	1,937,715
Series E, 5.0%, 7/15/2037	2,750,000	1,568,518
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series W, 0.35% **, 10/1/2028, TD Bank NA (c)	6,800,000	6,800,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Quincy Medical Center, Series A, 6.5%, 1/15/2038	1,500,000	987,870
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	370,000	354,578
Series F, 5.75%, 7/1/2029	1,480,000	1,228,459

		47,301,260
Michigan 2.5%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	3,398,715
7.125%, 11/15/2043	1,500,000	1,141,425
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	2,868,043
Zero Coupon, 7/1/2012	3,150,000	2,725,979
Detroit, MI, Sewer Disposal Revenue, Series D, 1.561% *, 7/1/2032 (b)	1,610,000	972,038
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	578,200
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	1,274,920
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (b)	7,500,000	7,545,975
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health System, Series A, 5.0%, 11/15/2016	1,125,000	1,088,201
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	2,000,000	1,891,900

		23,485,396
Mississippi 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	4,412,430
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017	1,000,000	832,380
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	4,250,000	2,616,002
Series A, 6.5%, 9/1/2032	2,620,000	1,842,489

		9,703,301
Missouri 1.4%
Branson, MO, Regional Airport Transportation Development, District Airport Revenue, Series B, AMT, 6.0%, 7/1/2037	1,250,000	768,837
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	1,415,600
Florissant, MO, Industrial Development Revenue, Desmet Acquisition, Series A, Prerefunded, 8.5%, 8/15/2030 (a)	6,400,000	7,096,576
Florissant, MO, Industrial Development Revenue, St. Catherine Acquisition, Series B, Prerefunded, 9.0%, 8/15/2030	3,025,000	3,375,023
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	673,620

		13,329,656
Nebraska 0.2%
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	2,197,230
Nevada 1.8%
Clark County, NV, Industrial Development Revenue, Nevada Power Co. Project, Series B, AMT, 5.9%, 10/1/2030	8,335,000	6,068,630

Clark County, NV, School District, Series A, 5.0%, 6/15/2022 (a) (b)	4,830,000	4,859,946
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 3.688%, 1/1/2030 (g)	6,000,000	480,000
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	3,953,650
Sparks, NV, Local Improvement Districts, Limited Obligation District No.3, 6.75%, 9/1/2027	2,000,000	1,515,060

		16,877,286
New Hampshire 0.8%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	683,255
Series A, 5.4%, 1/1/2030	550,000	336,562
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,444,863
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	1,285,000	1,219,015
5.625%, 7/1/2018	1,615,000	1,337,010
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	2,000,000	1,610,780

		7,631,485
New Jersey 2.7%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	942,450
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	849,774
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023 (b)	1,770,000	1,779,770
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	1,777,225
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care Systems, 6.625%, 7/1/2038	11,570,000	8,431,406
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	991,373
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2029	15,965,000	10,371,343

		25,143,341
New York 5.3%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	2,317,770
Series A, 5.75%, 11/15/2022	1,500,000	1,347,795
Long Island, NY, Power Authority, Electric Systems Revenue, Series E, 5.0%, 12/1/2022 (b)	14,075,000	14,114,269
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement, Amsterdam at Harborside, Series A, 6.7%, 1/1/2043	5,000,000	3,793,400
New York, Liberty Development Corp. Revenue, National Sports Museum Project, Series A, 6.125%, 2/15/2019	2,203,531	2,204
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	1,000,000	709,020
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	1,498,760
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023 (a) (b)	8,260,000	8,011,044
New York City, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,073,145
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series D, 0.75% **, 5/1/2025	3,000,000	3,000,000
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	6,821,440

New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT:
7.75%, 8/1/2031	5,000,000	3,712,550
8.0%, 8/1/2028	3,000,000	2,317,680
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	822,737

		49,541,814
North Carolina 0.5%
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016	1,000,000	1,037,200
Series F, 5.5%, 1/1/2017	1,495,000	1,539,431
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	1,943,450

		4,520,081
North Dakota 0.0%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, Prerefunded, 7.125%, 8/15/2024	250,000	273,895
Ohio 2.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	37,505,000	23,786,046
Franklin County, OH, Hospital & Healthcare Revenue, Health Care Facilities, Ohio Presbyterian Retirement Service, Series A, Prerefunded, 7.125%, 7/1/2029	1,000,000	1,137,990

		24,924,036
Oregon 1.0%
Clackamas County, OR, North Clackamas School District No. 12, Series B, 0% to 6/15/2011, 5.0 to 6/15/2023 (b)	10,420,000	9,608,386
Pennsylvania 5.8%
Allegheny County, PA, Hospital Development Authority Revenue, West Penn Allegheny Health Systems:
Series A, 5.0%, 11/15/2028	12,160,000	6,888,518
Series B, Prerefunded, 9.25%, 11/15/2022	2,000,000	2,300,060
Series B, Prerefunded, 9.25%, 11/15/2030	4,630,000	5,324,639
Bucks County, PA, Industrial Development Authority, Retirement Community Revenue, Ann's Choice, Inc. Facility, Series A, 6.25%, 1/1/2035	2,250,000	1,510,178
Chester County, PA, Senior Care Revenue, Health & Education Facilities Authority, Jenners Pond, Inc. Project, Prerefunded, 7.625%, 7/1/2034	1,750,000	2,105,320
Delaware County, PA, Project Revenue, Authority First Management, White Horse Village Project, Series A, Prerefunded, 7.625%, 7/1/2030	1,000,000	1,096,030
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 5.75%, 7/1/2017	6,250,000	6,623,000
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	813,490
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	1,451,376
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	2,941,120
Series A, 5.5%, 8/15/2035	6,500,000	5,230,225
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Reliant Energy, Series A, AMT, 6.75%, 12/1/2036	4,000,000	3,196,040
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	5,095,000	5,151,554
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, Series A, AMT, 6.125%, 11/1/2021	700,000	601,272
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	5,589,700
Westmoreland County, PA, Industrial Development Authority Revenue, Redstone Retirement Community, Series A, 5.875%, 1/1/2032	1,000,000	623,140

Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, Prerefunded, 8.125%, 11/15/2030	3,000,000	3,336,060

		54,781,722
Puerto Rico 4.5%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,000,000	22,645,000
Commonwealth of Puerto Rico, General Obligation:
Series A, 5.0%, 7/1/2021	5,000,000	4,439,750
Series A, 6.0%, 7/1/2038	7,200,000	6,694,704
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,401,542
Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series N, 5.5%, 7/1/2024	2,000,000	1,823,720
Series M, 6.25%, 7/1/2022	5,000,000	5,140,950

		42,145,666
South Carolina 1.1%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,278,720
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	1,000,000	941,670
Series A, 7.75%, 11/1/2039	4,917,000	3,701,272
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	3,960,000	3,469,910
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, Series C, Prerefunded, 7.0%, 8/1/2030 (a)	600,000	720,804

		10,112,376
South Dakota 0.8%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	2,372,520
Series B, 5.5%, 7/1/2035	5,000,000	4,275,450
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	938,130

		7,586,100
Tennessee 3.8%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,024,775
5.0%, 12/15/2018	2,160,000	1,721,498
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, Prerefunded, 8.0%, 7/1/2033	3,000,000	3,494,160
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	2,875,680
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	13,361,554
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	5,000,000	5,711,050
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2018	8,000,000	6,184,480

		35,373,197
Texas 10.7%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	2,528,750
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	1,791,375
Austin, TX, Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 6.75%, 4/1/2027	4,930,000	3,127,641
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033	7,000,000	4,117,050
Fort Bend, TX, General Obligation, Independent School District, Series A, 5.25%, 8/15/2025 (a)	4,445,000	4,638,580

Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, Series A, 5.125%, 12/1/2023	1,175,000	1,027,561
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	10,100,000	7,180,191
Lewisville, TX, Combination Contract Revenue, 144A, 6.75%, 10/1/2032	17,075,000	13,490,787
Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Allied Waste NA, Inc. Project, Series A, AMT, 5.2%, 4/1/2018	1,500,000	1,304,475
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	956,330
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	16,009,700
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2022	2,000,000	1,934,200
Tarrant County, TX, Health Facilities Development Corp. Revenue, Cumberland Rest, Inc. Project, 1.0% **, 8/15/2036, HSH Nordbank AG (c)	2,500,000	2,500,000
Texas, Dallas-Fort Worth International Airport Revenue, Series A, AMT, 5.5%, 11/1/2020 (b)	7,125,000	7,186,275
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	5,000,000	3,557,150
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017	14,790,000	12,553,161
Series D, 6.25%, 12/15/2026	6,875,000	5,685,831
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	8,146,200
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	1,683,540
Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	945,480

		100,364,277
Utah 0.2%
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., ETM, 6.15%, 2/15/2012	2,000,000	2,252,700
Vermont 0.1%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, 144A, AMT, 8.25%, 6/15/2020 (d)	760,000	710,509
Virginia 1.0%
Virginia, Marquis Community Development Authority Revenue, 5.625%, 9/1/2018	7,500,000	6,144,375
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	1,561,482
Virginia, Peninsula Town Center Community Development Authority Revenue, Special Obligation, 6.45%, 9/1/2037	3,000,000	1,878,090

		9,583,947
Washington 3.2%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	2,271,544
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (b)	4,885,000	5,158,414
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016 (a)	2,500,000	3,161,900
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (b)	2,970,000	2,155,091
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037 (b)	6,675,000	4,779,567
Series A, 6.125%, 8/15/2037	16,000,000	12,397,280

		29,923,796
West Virginia 1.0%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	980,000	1,067,465
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	5,775,140

6.5%, 10/1/2038	3,000,000	2,295,750

		9,138,355
Wisconsin 0.7%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	4,409,500
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	1,717,275

		6,126,775
Multi-State 0.4%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	4,860,538	3,942,237

Total Municipal Bonds and Notes (Cost $1,037,621,842)		877,966,911
Municipal Inverse Floating Rate Notes (e) 25.1%
California 2.5%
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2024 (b) (f)	8,500,000	8,593,892
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2025 (b) (f)	11,000,000	11,121,508
Trust: Sacramento, CA, Municipal Utility District, Electric Revenue, Series R 11513-1, 144A, 16.16%, 8/15/2024, Leverage Factor at purchase date: 5 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027 (b) (f)	2,126,587	2,134,590
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028 (b) (f)	1,935,078	1,942,361
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 8.723%, 5/1/2027, Leverage Factor at purchase date: 2 to 1

		23,792,351
Hawaii 1.1%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (f)	10,000,000	10,206,000
Trust: Hawaii, State General Obligation, Series 2867, 144A, 17.12%, 5/1/2027, Leverage Factor at purchase date: 4 to 1
Nevada 2.3%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (f)	7,851,481	7,908,553
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (f)	8,203,602	8,263,233
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (f)	5,298,193	5,336,705
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.021%, 6/15/2021, Leverage Factor at purchase date: 2 to 1

		21,508,491
New York 3.4%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (f)	5,095,207	5,322,945
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 17.704%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (f)	4,000,000	4,137,291
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (f)	3,000,000	3,102,968
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (f)	3,000,000	3,102,968
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 15.704%, 6/15/2025, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (f)	16,000,000	16,125,760
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 17.27%, 11/1/2027, Leverage Factor at purchase date: 4 to 1

		31,791,932

Ohio 1.2%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (f)	4,522,767	4,407,542
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (f)	7,712,913	7,516,414
Trust: Ohio, State Higher Education Revenue, Series 3139, 144A, 13.84%, 1/1/2028, Leverage Factor at purchase date: 3 to 1

		11,923,956
Pennsylvania 4.2%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (f)	21,790,000	23,148,467
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 40.172%, 8/1/2023, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2024 (f)	15,475,000	16,285,832
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.458%, 8/1/2024, Leverage Factor at purchase date: 3 to 1

		39,434,299
Tennessee 1.7%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (f)	14,996,415	15,817,815
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 17.356%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Texas 5.0%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (f)	3,710,000	3,870,804
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (f)	4,315,000	4,502,026
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 17.18%, 2/15/2024, Leverage Factor at purchase date: 4 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (f)	15,000,000	15,577,300
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.08%, 2/1/2024, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (f)	10,000,000	10,539,360
Trust: Texas, North East Independent School District, Series 2355, 144A, 21.6%, 8/1/2024, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (f)	12,500,000	12,900,750
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 21.56%, 4/1/2026, Leverage Factor at purchase date: 5 to 1

		47,390,240
Washington 3.7%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (f)	10,000,000	10,258,900
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 21.88%, 7/1/2024, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023 (b) (f)	10,000,000	10,529,600
Trust: Washington, State General Obligation, Series 2302, 144A, 20.6%, 7/1/2023, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (f)	10,000,000	10,425,400
Trust: Washington, State General Obligation, Series 2154, 144A, 21.88%, 7/1/2025, Leverage Factor at purchase date: 5 to 1
Washington, State Public Power Supply System, Nuclear Project No. 2, 8.7%, 7/1/2012	3,000,000	3,678,450
3
		34,892,350

Total Municipal Inverse Floating Rate Notes (Cost $238,113,942)		236,757,434
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,275,735,784) †	118.3	1,114,724,345
Other Assets and Liabilities, Net	(18.3)	(172,852,495)

Net Assets	100.0	941,871,850

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2009.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2009.

†

The cost for federal income tax purposes was $1,274,943,991. At February 28, 2009, net unrealized depreciation for all securities based on tax cost was $160,219,646. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,840,986 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $178,060,632.

(a)	At February 28, 2009, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.

(b)	Bond is insured by one of these companies:
Insurance Coverage					As a % of Total Investment Portfolio
Ambac Financial Group, Inc.					1.2
American Capital Assurance					0.4
Assured Guaranty Corp.					0.3
Financial Guaranty Insurance Co.					3.7
Financial Security Assurance, Inc.					4.7
MBIA Corp.					2.3
Radian					0.2
(c)	Security incorporates a letter of credit from the bank listed.
(d)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Security
Security	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as a % of Net Assets
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, AMT, 144A, 8.25%, 6/15/2020	12/12/1989	745,610	710,509	0.1
(e)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(f)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
(g) Partial interest paying security. The rate shown represents 50% of the original coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At February 28, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

8/26/2009 3/02/2021	18,300,000[1]	Fixed — 3.59%	Floating — LIBOR	-
12/10/2008 12/10/2023	5,300,000[2]	Fixed — 5.06%	Floating — LIBOR	(948,230)
10/1/2008 4/1/2025	9,400,000[2]	Fixed — 4.662%	Floating — LIBOR	(1,317,638)
7/9/2009 1/8/2026	5,800,000[3]	Fixed — 3.133%	Floating — LIBOR	297,909
2/12/2009 2/12/2026	5,400,000[3]	Fixed — 5.006%	Floating — LIBOR	(1,028,418)
12/12/2008 12/12/2028	16,600,000[3]	Fixed — 5.214%	Floating — LIBOR	(4,061,751)
1/31/2009 1/31/2029	31,300,000[3]	Fixed — 5.116%	Floating — LIBOR	(7,276,493)
6/22/2009 12/18/2029	25,450,000[3]	Fixed — 2.52%	Floating — LIBOR	3,712,580
12/19/2008 12/19/2031	13,000,000[1]	Fixed — 5.185%	Floating — LIBOR	(3,478,275)
12/19/2008 12/19/2031	30,000,000[1]	Fixed — 5.195%	Floating — LIBOR	(8,050,458)
Total net unrealized depreciation on open interest rate swaps				(22,150,774)

Counterparties:
1	The Goldman Sachs and Co.
2	Citigroup, Inc.
3	JPMorgan Chase Securities, Inc.
LIBOR: Represents the London InterBank Offered Rate.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ -
Level 2	1,114,724,345	(22,150,774)
Level 3	-	-
Total	$ 1,114,724,345	$ (22,150,774)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure at February 28, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using interest rate swaps.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	(22,150,774)
Foreign Exchange Contracts
Credit Contracts
Equity Contracts
Other Contracts

Interest Rate Swaps. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the fund’s securities, the more sensitive the Fund will be to interest rate changes. To help mitigate this interest rate risk, the Fund invests in interest rate swap contracts to reduce the duration of the investment portfolio. Certain risks may arise when entering into interest rate swap transactions including counterparty default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 22, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 22, 2009